Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options	10,137,344,000	12,725,995,000
RMB1.33
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 1.33
Fair value of options	¥ 0.62
Number of share options	977,951,000	1,109,682,000
RMB2.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 2.00
Fair value of options	¥ 0.52
Number of share options	5,295,021,000	5,785,221,000
RMB 52.00, granted In 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52.00
Fair value of options	¥ 26.00
Number of share options	3,044,462,000	4,704,219,000
RMB 52.00, granted In 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52.00
Fair value of options	¥ 23.42
Number of share options	819,910,000	1,126,873,000